Financial instruments	6 Months Ended
Jun. 30, 2024
Financial Instruments - additional disclosure [abstract]
Disclosure of detailed information about financial instruments [text block]
5. Financial instruments
Fair value by hierarchy
The following table illustrates the three hierarchical levels for valuing financial instruments at fair value as of June 30, 2024, and December 31, 2023. For additional information on the hierarchies and other matters, please refer to the Consolidated Financial Statements in the 2023 Annual Report, published on January 31, 2024.

	Level 1		Level 2		Level 3		Total

(USD millions)	Jun 30, 2024	Dec 31, 2023	Jun 30, 2024	Dec 31, 2023	Jun 30, 2024	Dec 31, 2023	Jun 30, 2024	Dec 31, 2023

Financial assets
Cash and cash equivalents
Debt securities	50	50					50	50

Total cash and cash equivalents at fair value	50	50					50	50

Marketable securities
Fund investments	405						405

Derivative financial instruments			60	355			60	355

Total marketable securities and derivative financial instruments at fair value	405		60	355			465	355

Current contingent consideration receivables					90	65	90	65

Current fund investments and equity securities	34	94			22	31	56	125

Long-term financial investments
Debt and equity securities	275	796	7	20	642	616	924	1 432

Fund investments	12	7			191	183	203	190

Non-current contingent consideration receivables					501	553	501	553

Total long-term financial investments at fair value	287	803	7	20	1 334	1 352	1 628	2 175

Associated companies at fair value through profit or loss					101	101	101	101

Financial liabilities
Current contingent consideration liabilities					-154	-14	-154	-14

Current other financial liabilities						-88		-88

Derivative financial instruments			-54	-91			-54	-91

Total current financial liabilities at fair value			-54	-91	-154	-102	-208	-193

Non-current contingent consideration liabilities					-546	-389	-546	-389

In the first half of 2024, there was one transfer of equity securities from Level 3 to Level 1 for USD 3 million due to Initial Public Offering.
The fair value of straight bonds amounted to USD 19.4 billion at June 30, 2024 (USD 19.2 billion at December 31, 2023) compared with the carrying amount of USD 21.1 billion at June 30, 2024 (USD 20.6 billion at December 31, 2023). For all other financial assets and liabilities, the carrying amount is a reasonable approximation of the fair value.
The carrying amount of financial assets included in the line total long-term financial investments at fair value of USD 1.6 billion at June 30, 2024 (USD 2.2 billion at December 31, 2023) is included in the line “Financial assets” of the consolidated balance sheets. The carrying amount of financial assets included in the line current fund investments and equity securities of USD 56 million at June 30, 2024 (USD 125 million at December 31, 2023) is included in the line “Other current assets” of the consolidated balance sheets. The carrying amount of non-current contingent consideration liabilities of USD 0.5 billion at June 30, 2024 (USD 0.4 billion at December 31, 2023) is included in the line “Provisions and other non-current liabilities” of the consolidated balance sheets.
In the second quarter of 2024, consolidated foundations investments in Sandoz AG shares with a fair value of USD 449 million were sold, and the USD 144 million gain on disposal was transferred from other comprehensive income to retained earnings. The fair value of the investment in Sandoz Group AG amounted to USD 61 million at June 30, 2024 (December 31, 2023: USD 595 million) and was sold in the first days of July 2024.
The Company’s exposure to financial risks has not changed significantly during the period and there have been no major changes to the risk management department or in any risk management policies.